UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     November 14, 2012

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   40
Form 13F Information Table Value Total:   $29,444

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1095	19250	SH		SOLE			19250	0	0
AMGEN INC			COM		031162100	278	3300	SH		SOLE			3300	0	0
APOLLO GROUP INC		COM		037604105	548	18864	SH		SOLE			18864	0	0
BANK OF AMERICA CORPORATION	COM		060505104	226	63915	SH		SOLE			63915	0	0
BANK OF AMERICA CORPORATION	*W EXP 1/6/2019	060505146	760	86118	SH		SOLE			86118	0	0
BERKSHIRE HATHAWAY		CL A		084670108	265	200	SH		SOLE			200	0	0
CEMEX SAB DE CV			SPON ADR NEW	151290889	983	117987	SH		SOLE			117987	0	0
CHESAPEAKE ENERGY CORP		COM		165167107	696	36879	SH		SOLE			36879	0	0
CHEVRON CORP			COM		166764100	425	3648	SH		SOLE			3648	0	0
CHUBB CORP			COM		171232101	305	4000	SH		SOLE			4000	0	0
CINTAS CORP			COM		172908105	861	20791	SH		SOLE			20791	0	0
CISCO SYS INC			COM		17275R102	1228	64309	SH		SOLE			64309	0	0
COVIDIEN PLC			SHS		G2554F113	601	10107	SH		SOLE			10107	0	0
DELL INC			COM		24702R101	827	83918	SH		SOLE			83918	0	0
EXXON MOBIL CORP		COM		30231G102	1555	17004	SH		SOLE			17004	0	0
GENERAL DYNAMICS CORP		COM		369550108	912	13797	SH		SOLE			13797	0	0
GENERAL ELECTRIC CO		COM		369604103	369	16262	SH		SOLE			16262	0	0
HEWLETT PACKARD CO		COM		428236103	800	46881	SH		SOLE			46881	0	0
INTEL CORP			COM		458140100	709	31276	SH		SOLE			31276	0	0
LEGG MASON INC			COM		524901105	469	18999	SH		SOLE			18999	0	0
LIBERTY MEDIA CORP NE INT 	COM SER A	53071M104	833	45050	SH		SOLE			45050	0	0
LOWES COS INC			COM		548661107	218	7200	SH		SOLE			7200	0	0
MARKEL CORP			COM		570535104	1005	2193	SH		SOLE			2193	0	0
MAXIM INTEGRATED PROD		COM		57772K101	453	17017	SH		SOLE			17017	0	0
MEDTRONIC INC			COM		585055106	1147	26597	SH		SOLE			26597	0	0
MOTOROLA SOLUTIONS IN		COM		620076307	582	11513	SH		SOLE			11513	0	0
NESTLE S A ADR SPON R		SPON ADR NEW	641069406	424	6711	SH		SOLE			6711	0	0
NOVARTIS A G			SPON ADR NEW	66987V109	715	11674	SH		SOLE			11674	0	0
NRG ENERGY INC COM NE		COM NEW		629377508	1329	62149	SH		SOLE			62149	0	0
PFIZER INC			COM		717081103	934	37589	SH		SOLE			37589	0	0
PROGRESSIVE CORP OHIO		COM		743315103	848	40888	SH		SOLE			40888	0	0
SPRINT NEXTEL CORP		COM SER 1	852061100	1005	182105	SH		SOLE			182105	0	0
TE CONNECTIVITY			SHS		H84989104	338	9925	SH		SOLE			9925	0	0
TYCO INTERNATIONAL LT		SHS		H89128104	435	7725	SH		SOLE			7725	0	0
VULCAN MATLS CO			COM		929160109	1056	22329	SH		SOLE			22329	0	0
WALGREEN COMPANY		COM		931422109	814	22343	SH		SOLE			22343	0	0
WASHINGTON POST CO		CL B		939640108	655	1804	SH		SOLE			1804	0	0
WELLS FARGO & CO NEW		COM		949746101	1555	45031	SH		SOLE			45031	0	0
WEYERHAEUSER CO			COM		962166104	521	19920	SH		SOLE			19920	0	0
WISDOMTREE TRUST EMG MKTS SMCAP	ETF		97717W28	665	14510	SH		SOLE			14510	0	0
